Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Stock-based compensation expense
Stock-based compensation expense	$ 616	$ 129
MARIADB CORPORATION AB [Member]
Stock-based compensation expense
Stock-based compensation expense			$ 1,870	$ 518
Cost of revenue
Stock-based compensation expense
Stock-based compensation expense	68	5
Cost of revenue | MARIADB CORPORATION AB [Member]
Stock-based compensation expense
Stock-based compensation expense			143	13
Research and development expenses
Stock-based compensation expense
Stock-based compensation expense	220	60
Research and development expenses | MARIADB CORPORATION AB [Member]
Stock-based compensation expense
Stock-based compensation expense			687	187
Sales and marketing expenses
Stock-based compensation expense
Stock-based compensation expense	104	20
Sales and marketing expenses | MARIADB CORPORATION AB [Member]
Stock-based compensation expense
Stock-based compensation expense			383	81
General and administrative expenses
Stock-based compensation expense
Stock-based compensation expense	$ 224	$ 44
General and administrative expenses | MARIADB CORPORATION AB [Member]
Stock-based compensation expense
Stock-based compensation expense			$ 657	$ 237